Contract Liabilities	12 Months Ended
Dec. 31, 2025
Contract Liabilities
Contract Liabilities

13.  Contract Liabilities

Contract liabilities primarily relate to the payments received for marketing services, paid membership service and vocational training in advance of revenue recognition. Due to the generally short-term duration of the relevant contracts, the majority of the performance obligations are satisfied within one year. The amount of revenue recognized that was included in the contract liabilities balance at the beginning of the year was RMB319.3 million, RMB279.9 million and RMB216.0 million for the years ended December 31, 2023, 2024 and 2025, respectively.